UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of November 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Short Term Bond Fund II
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 95.8%
	Asset-Backed Securities — 13.1%
2,720	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	2,365
1,847	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	1,729
3,643	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 1.585%, 03/25/36	2,738
2,754	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 1.575%, 02/25/36	2,068
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 1.575%, 07/25/36 (f)	2,399
4,000	K2 (USA) LLC, Series 2007-2D, VAR, 0.000%, 02/15/10 (d) (f) (i) (s)	—
3,800	Links Finance LLC, 0.000%, 12/31/09 (d) (f) (i) (s)	—
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, VAR, 1.585%, 03/25/46 (f)	2,047
6	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.461%, 08/25/35	6
1,392	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 1.595%, 02/25/36	1,203
3,590	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 1.585%, 03/25/36	3,048
1,409	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 1.575%, 12/25/35	1,302
2,900	Sigma Finance Corp., (Cayman Islands), 0.000%, 08/15/11 (d) (f) (i) (s)	—

	Total Asset-Backed Securities (Cost $35,511)	18,905

	Collateralized Mortgage Obligations — 11.2%
	Agency CMO — 5.4%
471	Federal Home Loan Mortgage Corp. REMICS, Series 2781, Class PI, IO, 5.000%, 10/15/23	6
	Federal National Mortgage Association REMICS,
2,186	Series 2006-43, Class G, 6.500%, 09/25/33	2,209
3,378	Series 2006-63, Class AB, 6.500%, 10/25/33	3,411
2,177	Series 2006-63, Class AE, 6.500%, 10/25/33	2,198
	Government National Mortgage Association,
8	Series 2002-24, Class FA, VAR, 1.923%, 04/16/32	8
601	Series 2004-44, Class PK, IO, 5.500%, 10/20/27	8

		7,840

	Non-Agency CMO — 5.8%
1,478	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.500%, 09/25/33 (m)	1,351
3,214	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A4, 5.500%, 11/25/35 (m)	2,676
1,263	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.000%, 08/25/36	570
2,493	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.500%, 11/25/35	2,056
944	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.969%, 06/25/34	919
808	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A4, VAR, 4.598%, 12/25/33	777

		8,349

	Total Collateralized Mortgage Obligations (Cost $18,021)	16,189

	Commercial Mortgage-Backed Securities — 12.0%
1,069	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.176%, 11/10/41 (m)	1,026
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.387%, 08/15/36 (m)	1,651
2,300	Series 2001-CP4, Class A4, 6.180%, 12/15/35 (m)	2,123
3,700	Series 2004-C3, Class A3, 4.302%, 07/15/36 (m)	3,585
686	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.285%, 07/05/35	632
	LB-UBS Commercial Mortgage Trust,
56	Series 2003-C1, Class A2, 3.323%, 03/15/27	56
64	Series 2003-C5, Class A2, 3.478%, 07/15/27	64
1,617	Series 2004-C2, Class A2, 3.246%, 03/15/29	1,595
5,200	Series 2004-C7, Class A2, 3.992%, 10/15/29	4,948
1,763	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.782%, 03/15/42	1,642

	Total Commercial Mortgage-Backed Securities (Cost $18,391)	17,322

	Corporate Bonds — 15.1%
	Automobiles — 0.9%
1,300	Daimler Finance North America LLC, 5.750%, 05/18/09 (m)	1,237

	Beverages — 0.7%
1,050	Coca-Cola Enterprises, Inc., 4.250%, 09/15/10 (m)	1,052

	Capital Markets — 3.0%
	Goldman Sachs Group, Inc. (The),
300	3.250%, 06/15/12 (l)	300
600	5.300%, 02/14/12	539
	Morgan Stanley,
1,300	2.900%, 12/01/10 (l)	1,303
2,350	4.250%, 05/15/10	2,225

		4,367

	Commercial Banks — 1.2%
1,600	BAC Capital Trust XIV, VAR, 5.630%, 03/15/12 (m) (x)	673
1,000	Hana Bank, (South Korea), 4.125%, 03/11/09 (m)	996

		1,669

	Diversified Financial Services — 0.9%
1,300	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 2.585%, 11/13/09 (e) (m)	1,278

	Diversified Telecommunication Services — 1.3%
1,900	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	1,817

	Electric Utilities — 2.1%
1,400	Alabama Power Capital Trust V, VAR, 5.500%, 10/01/42 (m)	1,240
	Appalachian Power Co.,
650	5.550%, 04/01/11 (m)	639
200	5.650%, 08/15/12 (m)	187
1,000	PSEG Power LLC, 3.750%, 04/01/09 (m)	994

		3,060

	Food & Staples Retailing — 0.9%
1,400	CVS/Caremark Corp., 4.000%, 09/15/09 (m)	1,361

	Food Products — 0.4%
600	Kraft Foods, Inc., 6.000%, 02/11/13	587

	Insurance — 0.6%
900	Allstate Corp. (The), 7.200%, 12/01/09 (m)	897

	Media — 1.6%
1,000	Comcast Cable Communications LLC, 6.750%, 01/30/11 (m)	987
1,450	Time Warner, Inc., 5.500%, 11/15/11	1,307

		2,294

	Multi-Utilities — 0.8%
1,150	Midamerican Energy Co., 5.650%, 07/15/12	1,135

	Oil, Gas & Consumable Fuels — 0.7%
933	Qatar Petroleum, (Qatar), 5.579%, 05/30/11 (e)	944

	Total Corporate Bonds (Cost $23,393)	21,698

	Foreign Government Security — 1.8%
3,070	National Agricultural Cooperative Federation, (South Korea), VAR, 5.750%, 06/18/14 (Cost $3,176)	2,643

	U.S. Government Agency Securities — 36.5%
	Federal Home Loan Mortgage Corp.,
3,250	3.125%, 10/25/10	3,297
7,000	3.250%, 07/16/10	7,129
19,750	5.250%, 07/18/11 (m)	21,045
	Federal National Mortgage Association,
14,250	3.250%, 08/12/10	14,505
6,100	6.625%, 11/15/10 (m)	6,584

	Total U.S. Government Agency Securities (Cost $51,580)	52,560

	U.S. Treasury Obligations — 6.1%
1,300	U.S. Treasury Inflation Indexed Notes, 1.375%, 07/15/18	1,181
7,450	U.S. Treasury Notes, 1.750%, 11/15/11 (m)	7,544

	Total U.S. Treasury Obligations (Cost $8,707)	8,725

	Total Long-Term Investments (Cost $158,779)	138,042

	Short-Term Investments — 5.9%
	U.S. Treasury Obligation — 0.4%
630	U.S. Treasury Bills, 0.038%, 02/12/09 (k) (n) (Cost $630)	630

SHARES

	Investment Company — 5.5%
7,900	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $7,900)	7,900

	Total Short-Term Investments (Cost $8,530)	8,530

	Total Investments — 101.7% (Cost $167,309)	146,572
	Liabilities in Excess of Other Assets — (1.7)%	(2,381)

	NET ASSETS — 100.0%	$144,191

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
30	Eurodollar	03/16/09	$7,356	$5
177	2 Year U.S. Treasury Note	03/31/09	38,376	223
1	5 Year U.S. Treasury Note	03/31/09	117	2
	Short Futures Outstanding
(64)	5 Year U.S. Treasury Note	03/31/09	(7,470)	(74)
(14)	10 Year U.S. Treasury Note	03/31/09	(1,694)	(51)

				$105

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,017
Aggregate gross unrealized depreciation	(21,754)

Net unrealized appreciation/depreciation	$(20,737)

Federal income tax cost of investments	$167,309

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2008
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,446,000 which amounts to 3.0% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)

Security is guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1 - Quoted prices	$ 7,900	$ 230	$ (125)
Level 2 - Other significant observable inputs	134,226	-	-
Level 3 - Significant unobservable inputs	4,446	-	-
Total	$ 146,572	$ 230	$ (125)

* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*

Balance as of 02/29/08	$ 4,247	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(3,347)	-
Net amortization/accretion	-	-
Net purchases (sales)	(900)	-
Net transfers in (out) of Level 3	4,446	-
Balance as of 11/30/08	$ 4,446	$ -

* Other financial instruments include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2009

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

January 27, 2009